Earnings Per Share - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Earnings per share [abstract]
Profit attributable to equity shareholders of the Company	¥ 2,895	¥ 5,961	[1]	¥ 5,044	[1]
Weighted average number of shares in issue	10,718,916,979	9,923,585,348		9,817,567,000
Number of dilutive potential ordinary shares	0	0		0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).